RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on April 15, 2020; such supplement (accession number 0000088053-20-000420) is incorporated by reference into this Rule 497 Document.

CASH ACCOUNT TRUST

DWS Government & Agency Securities Portfolio

DWS Tax-Exempt Portfolio

DEUTSCHE DWS ASSET ALLOCATION TRUST

DWS Multi-Asset Conservative Allocation Fund

DWS Multi-Asset Growth Allocation Fund

DWS Multi-Asset Moderate Allocation Fund

DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.

DWS Emerging Markets Fixed Income Fund

DWS ESG Global Bond Fund

DWS ESG International Core Equity Fund

DWS Global Small Cap Fund

DWS International Growth Fund

DWS RREEF Global Infrastructure Fund

DEUTSCHE DWS INCOME TRUST

DWS Global High Income Fund

DWS GNMA Fund

DWS High Income Fund

DWS Short Duration Fund

DEUTSCHE DWS INSTITUTIONAL FUNDS

DWS Equity 500 Index Fund

DWS S&P 500 Index Fund

DEUTSCHE DWS INTERNATIONAL FUND, INC.

DWS CROCI® International Fund

DWS Emerging Markets Equity Fund

DWS Global Macro Fund

DWS Latin America Equity Fund

DEUTSCHE DWS INVESTMENT TRUST

DWS Capital Growth Fund

DWS Core Equity Fund

DWS CROCI® Equity Dividend Fund

DWS CROCI® U.S. Fund

DWS Large Cap Focus Growth Fund

DWS ESG Core Equity Fund

DWS Small Cap Core Fund

DWS Small Cap Growth Fund

DEUTSCHE DWS INVESTMENTS VIT FUNDS

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

DEUTSCHE DWS MARKET TRUST

DWS Global Income Builder Fund

DWS RREEF Real Assets Fund

DEUTSCHE DWS MONEY FUNDS

DWS Money Market Prime Series

DEUTSCHE DWS MONEY MARKET TRUST

DWS Government Cash Management Fund

DWS Government Cash Reserves Fund Institutional

DWS Government Money Market Series

DEUTSCHE DWS MUNICIPAL TRUST

DWS Managed Municipal Bond Fund

DWS Short-Term Municipal Bond Fund

DWS Strategic High Yield Tax-Free Fund

DEUTSCHE DWS PORTFOLIO TRUST

DWS Floating Rate Fund

DWS Total Return Bond Fund

DEUTSCHE DWS SECURITIES TRUST

DWS Communications Fund

DWS Enhanced Commodity Strategy Fund

DWS Health and Wellness Fund

DWS RREEF Global Real Estate Securities Fund

DWS RREEF MLP & Energy Infrastructure Fund

DWS RREEF Real Estate Securities Fund

DWS Science and Technology Fund

DEUTSCHE DWS STATE TAX-FREE INCOME SERIES

DWS California Tax-Free Income Fund

DWS Massachusetts Tax-Free Fund

DWS New York Tax-Free Income Fund

DEUTSCHE DWS TAX FREE TRUST

DWS Intermediate Tax-Free Fund

DEUTSCHE DWS VARIABLE SERIES I

DWS Bond VIP

DWS Capital Growth VIP

DWS Core Equity VIP

DWS CROCI® International VIP

DWS Global Small Cap VIP

DEUTSCHE DWS VARIABLE SERIES II

DWS Alternative Asset Allocation VIP

DWS CROCI® U.S. VIP

DWS Global Equity VIP

DWS Global Income Builder VIP

DWS Government Money Market VIP

DWS High Income VIP

DWS International Growth VIP

DWS Small Mid Cap Growth VIP

DWS Small Mid Cap Value VIP

INVESTORS CASH TRUST

DWS Treasury Portfolio

DWS ESG Liquidity Fund